Shareholders' Equity (Details) - USD ($)				12 Months Ended
	Mar. 08, 2024	Jan. 26, 2024	Aug. 05, 2022	Jun. 30, 2024	Jun. 30, 2023	Nov. 28, 2022
PRC [Member]
Shareholders' Equity [Line Items]
Percentage of net income after tax to be allocated annually as statutory reserve				10.00%
Percentage of authorized capital to be allocated as statutory reserve using cumulative additions				50.00%
Statutory reserves (in Dollars)
Restricted net assets of foreign subsidiaries (in Dollars)				$ 97,935	$ 27,778
Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Common stock, shares authorized				150,000,000	150,000,000
Common stock, par value per share (in Dollars per share)				$ 0.0001	$ 0.0001
Voting rights held by each shares of common stock			one
Common stock, shares issued				14,970,000	12,210,000
Class A Ordinary Shares [Member] | Haoxi’s [Member]
Shareholders' Equity [Line Items]
Common stock, shares authorized			150,000,000
Common stock, par value per share (in Dollars per share)			$ 0.0001
Class A Ordinary Shares [Member] | Mr. Lei Xu and Four Other Shareholders [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued			7,730,000
Class A Ordinary Shares [Member] | Investor [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued						4,480,000
Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Common stock, shares authorized				50,000,000	50,000,000
Common stock, par value per share (in Dollars per share)				$ 0.0001	$ 0.0001
Voting rights held by each shares of common stock			10
Common stock, shares issued				17,270,000	17,270,000
Class B Ordinary Shares [Member] | Haoxi’s [Member]
Shareholders' Equity [Line Items]
Common stock, shares authorized			50,000,000
Common stock, par value per share (in Dollars per share)			$ 0.0001
Class B Ordinary Shares [Member] | Mr. Fan Zhen [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued			17,270,000
IPO [Member] | Class A Ordinary Shares [Member] | NASDAQ [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued upon new issue		2,400,000
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued upon new issue	360,000
Common stock, shares issued, price per share (in Dollars per share)	$ 4